EDGAR


January 2, 1997



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock World Fund
         John Hancock Global Marketplace Fund
         John Hancock Global Rx Fund
         John Hancock Pacific Basin Equities Fund
         File Nos. 811-4932; 33-10722

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated January 1, 1997 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Joan O'Neill

Joan O'Neill